CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Class A ordinary shares
ADS ratio	650	650	650
Cost of revenue
Share-based compensation expense	$ 8,160	$ 20,456	$ 21,434
General and administrative expenses
Share-based compensation expense	5,532	53,290	512,837
Research and development expenses
Share-based compensation expense	24,033	60,297	180,355
Sales and marketing expenses
Share-based compensation expense	$ 0	$ 517	$ (10,061)